Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Finance and Operating Lease Assets and Lease Liabilities
Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	Six Months Ended June 30, 2024	Year-ended December 31, 2023
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,141	2,262
Finance	Long-term assets	31	43

Total right-of-use assets		$2,173	$2,306

Liabilities
Current
Operating	Short-term lease liability	$216	$222
Finance	Short-term lease liability	33	6
Noncurrent
Operating	Long-term lease liability	2,006	2,111
Finance	Long-term lease liability	63	94

Total lease liabilities		$2,318	$2,433

Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	December 31, 2023	December 31, 2022
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,262	2,454
Finance	Long-term assets	43	96

Total right-of-use assets		$2,306	$2,551

Liabilities
Current
Operating	Short-term lease liability	$222	$205
Finance	Short-term lease liability	6	377
Noncurrent
Operating	Long-term lease liability	2,111	2,300
Finance	Long-term lease liability	94	98

Total lease liabilities		$2,433	$2,980

Schedule of Lease Expense
The components of lease expense were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operating lease expense	$104	$112	$213	$236
Finance lease expense
Amortization on ROU assets	7	7	16	41
Interest on lease liabilities	1	1	2	12
Short-term lease expense	21	15	39	30

Total lease expense	$133	$135	$270	$319

The components of lease expense were as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Operating lease expense	$440	$412
Finance lease expense
Amortization on ROU assets	55	192
Interest on lease liabilities	14	59
Short-term lease expense	61	86

Total lease expense	$570	$749

Schedule of Other Information Related to Leases
Other information related to leases was as follows:

	Six Months Ended
	June 30, 2024	June 30, 2023
Weighted average remaining lease term (in years)
Operating leases	7.4	8.3
Finance leases	1.8	2.4
Weighted average discount rate:
Operating leases	8.1%	7.9%
Finance lease	4.6%	4.6%

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$99	$107	$203	$209
Operating cash flows from finance leases	$2	$2	$4	$14
ROU assets obtained in exchange for lease obligations
Operating leases	$—	$—	$—	$55
Finance lease	$—	$—	$—	$—

Other information related to leases was as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.8	8.8
Finance leases	1.9	0.8
Weighted average discount rate:
Operating leases	8.1%	8.0%
Finance lease	4.6%	12.7%

	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$423	$222
Operating cash flows from finance leases	$16	$45
ROU assets obtained in exchange for lease obligations
Operating leases	$55	$1,375
Finance lease	$—	$47

Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases
Future minimum lease payments under
non-cancellable
leases were as follows:

Year	Six Months Ended June 30, 2024		Six Months Ended June 30, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
2024	$198	$6	$615	$14
2025	371	32	371	32
2026	367	65	367	65
2027	412	—	412	—
2028	412	—	412	—
Thereafter	1,220	—	1,220	—

Total future minimum lease payments	2,980	103	3,397	111
Less: imputed interest	(758)	(8)	(946)	(10)

Total	2,222	95	2,451	101
Plus: lease asset, current	—	1	—	1
Less: lease liability, current	(216)	(33)	(229)	(6)

Total long-term lease liability	$2,006	$63	$2,222	$96

Future minimum lease payments under
non-cancellable
leases as of December 31, 2022 were as follows:

Year	Operating Leases	Finance Leases
2024	$402	$10
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,184	107
Less: imputed interest	(851)	(8)

Total	2,333	99
Plus: lease asset, current	—	1
Less: lease liability, current	(222)	(6)

Total long-term lease liability	$2,111	$94